Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 958,818,661	$ 146,945,389	¥ 3,264,287,925	¥ 2,491,316,213
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	370,038,652	56,710,905	3,419,825	11,319,279
Share-based compensation expense	45,633,820	6,993,689	87,299,053	57,981,487
Income from the repurchase of convertible senior notes	(622,109,001)	(95,342,376)
Foreign exchange (gain)/loss net	107,144	16,421	(6,635,208)	90,771,459
Changes in operating assets and liabilities:
Receivables from related party			2,071	372,812
Net cash provided by operating activities	2,471,711,935	378,806,428	5,503,389,324	3,332,318,827
Net cash provided by /(used in) investing activities	(3,269,875,696)	(501,130,375)	(929,558,817)	(2,790,734,349)
Net cash provided by/(used in) financing activities	(1,591,271,602)	(243,873,043)	(3,372,335,137)	(6,727,839,034)
Effect of exchange rate changes on cash and cash equivalents	(56,189,971)	(8,611,490)	76,077,072	(57,682,237)
Net increase/(decrease) in cash and cash equivalents	(2,445,625,334)	(374,808,480)	1,277,572,442	(6,243,936,793)
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	4,118,587,358	631,201,128	2,841,014,916	9,084,951,709
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	1,672,962,024	256,392,648	4,118,587,358	2,841,014,916
Parent Company [Member]
Cash flows from operating activities:
Net income	958,818,661	146,945,388	3,264,287,925	2,390,771,363
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs' subsidiaries	(414,867,940)	(63,581,293)	(3,374,438,333)	(2,549,589,488)
Share-based compensation expense	45,633,820	6,993,689	87,299,053	55,734,443
Income from the repurchase of convertible senior notes	(622,109,001)	(95,342,376)
Accrued interest of convertible senior notes	27,107,232	4,154,365	23,934,289
Foreign exchange (gain)/loss net	(2,073,798)	(317,823)	(9,946,070)	92,089,724
Changes in operating assets and liabilities:
Receivables from related party	(221,873,465)	(34,003,596)	(34,551)	(5,508,535)
Payable to employees	(176,326)	(27,023)	(2,312,714)
Other current receivables	618,772	94,831	1,096,665	2,848,608
Other current payables	5,651,200	866,084	4,292,086	1,158,081
Net cash provided by operating activities	(223,270,845)	(34,217,754)	(5,821,650)	(12,495,804)
Net cash provided by /(used in) investing activities	1,497,130,562	229,445,297	330,197,330	(562,307,977)
Net cash provided by/(used in) financing activities	(1,522,314,300)	(233,304,874)	9,587,663	(1,410,797,361)
Effect of exchange rate changes on cash and cash equivalents	84,221,631	12,907,530	100,137,695	17,105,135
Net increase/(decrease) in cash and cash equivalents	(164,232,952)	(25,169,801)	434,101,038	(1,968,496,007)
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	977,408,741	149,794,443	543,307,703	2,511,803,710
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	¥ 813,175,789	$ 124,624,642	¥ 977,408,741	¥ 543,307,703